Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 11,851
Restricted Cash and Cash Equivalents, Noncurrent	$ 21,000	$ 24,582
Cash and Cash Equivalents [Abstract]
Cash Equivalents Description	three months or less
Receivables [Abstract]
Provision for Doubtful Accounts	$ 0	0
Property Plant And Equipment Impairment Or Disposal [Abstract]
Time charter equivalent rate assumed for asset impairment	10 year average of historical 1 year time charter rates. During the last quarter of 2017, the Company’s management considered various factors, including the recovery of the market, the worldwide demand for dry-bulk products, supply of tonnage and order book and concluded that the charter rates for the years 2008-2010 were exceptional. In this respect the Company’s management decided to exclude from the 10-year average of 1 year time charters these three years for which the rates were well above the average and which were not considered sustainable for the foreseeable future. Similarly, the Company performed the exercise discussed above, for 2018, by excluding from the 10-year average of 1 year time charters the years 2009-2010 and for 2019, by excluding the rates for the year 2010.
Number of Reportable Segments	1
Cash Guarantee [Member]
Property, Plant and Equipment [Line Items]
Restricted Cash and Cash Equivalents, Noncurrent		582
Drybulkers [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use		0
Building [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 0	$ 0	$ 0